Investments (excluding Consolidated Investment Entities) - Loans by U.S. Region (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	$ 9,316.0	[1]	$ 8,666.2	[1]
Loans by region percentage of total loans	100.00%	[1]	100.00%	[1]
Pacific
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	2,281.8	[1]	1,973.9	[1]
Loans by region percentage of total loans	24.50%	[1]	22.80%	[1]
South Atlantic
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	1,936.0	[1]	1,687.6	[1]
Loans by region percentage of total loans	20.80%	[1]	19.40%	[1]
Middle Atlantic
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	1,112.0	[1]	1,059.5	[1]
Loans by region percentage of total loans	11.90%	[1]	12.20%	[1]
East North Central
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	1,037.5	[1]	962.8	[1]
Loans by region percentage of total loans	11.10%	[1]	11.10%	[1]
West South Central
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	1,122.3	[1]	1,176.3	[1]
Loans by region percentage of total loans	12.00%	[1]	13.60%	[1]
Mountain
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	790.4	[1]	718.2	[1]
Loans by region percentage of total loans	8.50%	[1]	8.30%	[1]
West North Central
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	517.2	[1]	537.5	[1]
Loans by region percentage of total loans	5.60%	[1]	6.20%	[1]
New England
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	318.1	[1]	334.6	[1]
Loans by region percentage of total loans	3.40%	[1]	3.90%	[1]
East South Central
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	$ 200.7	[1]	$ 215.8	[1]
Loans by region percentage of total loans	2.20%	[1]	2.50%	[1]

[1]	Balances do not include allowance for mortgage loan credit losses